Annual Notice of Securities Sold Pursuant to Rule 24F-2

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

1.             Name and address of issuer:

               Penn Mutual Variable Annuity Account III
               600 Dresher Road
               Horsham, Pennsylvania  19044

___________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:

               Diversifier II Individual Annuity Contracts With
               Variable Benefit Provisions - Flexible Purchase
               Payments

___________________________________________________________________

3.             Investment Company Act File Number:  811-3457

               Securities Act File Number:  2-77283

___________________________________________________________________

4. Last day of fiscal year for which this notice is filed:

               December 31, 1995

___________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               N/A                                               [ ]




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6.             Date of termination of issuer's declaration under
               rule 24f-2(a)(1), if applicable (see Instruction
               A.6):

               N/A
___________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
               24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               None
___________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               None
___________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

                   8,487 Contracts @ $138,808,573
___________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                   8,487 Contracts @ $138,808,573
___________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction
               B.7):

               Included in Item 9 above












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12.            Calculation of registration fee:

               (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from
                    Item 10):
                                                       $138,808,573
                                                  _________________
               (ii) Aggregate price of shares issued in connection
                    with dividend reinvestment plans (from Item 11, if applicable):
                                                            +   --
                                                  _________________
               (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                  -    47,869,864
                                                  _________________
               (iv) Aggregate price of shares redeemed or
                    repurchased and previously applied as a
                    reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                            +    0
                                                  _________________
               (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line
                    (iii), plus line (iv)} (if applicable):
                                                       90,938,709
                                                  _________________
               (vi) Multiplier prescribed by Section 6(b) of the
                    Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                  x       1/2,900
                                                  _________________
               (vii) Fee due {line (i) or line (v) multiplied by line (vi)}:

                                                  $31,358.18
                                                  _________________
                                                  _________________
Instruction:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.






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13.            Check box if fees are being remitted to the
               Commission's lockbox depository as described in
               section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [x]


               Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


               February 28, 1996


                             SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*     /s/  James D. Benson
                              James D. Benson,
                              Manager Financial Reporting



Date 2/29/96
 * Please print the name and title of the signing officer below the signature.
























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
RULE 24f-2 FOR VARIABLE ANNUITY ACCOUNT III, FOR THE YEAR ENDED 12/31/95
FILE NO. 2-77283                                           02/28/96
                                        AGGREGATE       AGGREGATE
                                          PRICE          PRICE
                                        OF UNITS        OF UNITS                           REGISTRATION
                                          SOLD          REDEEMED             DIFFERENCE          FEE
                                      (INCLUDING
                                       REINVEST)
                                     --------------    -------------       -------------   ---------------
MONEY MARKET FUND                     $13,362,953      $8,418,092          $4,944,861      $1,705.12
QUALITY BOND FUND                      $5,531,251      $4,256,372          $1,274,879        $439.61
HIGH YIELD BOND FUND                   $5,272,237      $4,611,481            $660,756        $227.85
GROWTH EQUITY FUND                    $15,244,644      $9,537,239          $5,707,405      $1,968.07
VALUE EQUITY FUND                     $17,742,122      $4,209,885         $13,532,237      $4,666.29
FLEXIBLY MANAGED FUND                 $45,850,893      $5,227,508         $40,623,385     $14,008.06
INTERNATIONAL EQUITY FUND              $5,475,849      $6,940,160         ($1,464,311)      ($504.93)
TCI GROWTH                             $6,094,633      $1,497,449          $4,597,184      $1,585.24
N & B LIMITED MATURITY                 $2,108,317      $1,950,836            $157,481         $54.30
N & B BALANCED                         $4,080,178      $1,021,028          $3,059,150      $1,054.88
SMALL CAPITALIZATION                   $1,567,584         $23,250          $1,544,334        $532.53
FIDELITY ASSET MANAGER                 $1,248,666         $15,033          $1,233,633        $425.39
FIDELITY GROWTH EQUITY                 $8,622,762         $75,436          $8,547,326      $2,947.35
FIDELITY EQUITY INCOME                 $6,606,484         $86,095          $6,520,389      $2,248.41
                                  -------------------------------------------------------------------
TOTAL:                               $138,808,573     $47,869,864         $90,938,709     $31,358.18

                                 ================    =============       =============  ===============

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                                      {LETTERHEAD OF MORGAN, LEWIS & BOCKIUS}





February 29, 1996


Penn Mutual Variable Annuity Account III
600 Dresher Road
Horsham, Pennsylvania  19044

Re:      Rule 24f-2 Notice for Penn Mutual Variable
         Annuity Account III (the "Account")
         (File Nos. 2-77283 and 811-3457)

Ladies and Gentlemen:

Reference is made to the above-captioned Rule 24f-2 Notice of the Penn Mutual Life Insurance Company which is being filed with the Securities and Exchange Commission on behalf of the Account for the fiscal year ended December 31, 1995.

We have acted as counsel to Penn Mutual Life Insurance Company. Based on our review of the Account's registration statement and assuming that the Securities of the Account were offered in conformity therewith, we are of the opinion that the Securities of the Account sold during the fiscal year and registered in reliance upon Rule 24f-2, are legally issued, fully paid and non-assessable.


                               Very truly yours,



                              /s/ Morgan, Lewis & Bockius LLP

cc:  Mr. James D. Benson
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